Non-current Financial Liabilities at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2025
Non-current financial liabilities at fair value through profit or loss [abstract]
Non-current Financial Liabilities at Fair Value Through Profit or Loss

Note 14. Non-current Financial Liabilities at Fair Value Through Profit or Loss

The Company entered into SAFE agreements with certain investors in 2022, 2023, and 2025 in various aggregate principal amounts. In 2025, the Company entered into several SAFE agreements with total proceeds of $2,550,000. For the year ended December 31, 2024, $100,000 was settled in cash under the SAFE agreements.

The SAFE agreements entered into in 2025 with an aggregate principal amount of $2,550,000, provided that, upon the public listing of the Company’s Class A Common Shares on a securities exchange, the SAFE purchasers would, at their discretion, either (i) receive cash equal to the SAFE purchase amount plus accrued simple interest at a rate of 5% per annum, or (ii) convert the SAFE purchase amount into a number of Class A Common Shares immediately following such public listing, determined by dividing the SAFE purchase amount by the opening trading price of the Class A Common Shares on the principal securities exchange on the listing date, without any discount.

Pursuant to the 2023 SAFE agreements, in the event of an equity financing (as defined in the agreement), the SAFE principal automatically converts into a number of shares equal to the initial investment amount divided by the discount price, defined as the lowest price per share of the shares sold in the equity financing multiplied by a discount rate of 75%. In the event of a liquidity event (as defined in the agreement), the investor will automatically be entitled to either (i) receive a portion of proceeds equal to the initial investment amount plus interest at a simple rate of 5% per annum, or (ii) receive a number of shares equal to the initial investment amount divided by the liquidity price (the fair market value of the shares at the time of the liquidity event multiplied by the discount rate of 75%).

Pursuant to the 2022 SAFE agreements, in the event of an equity financing, the SAFE principal will convert into a number of shares equal to the initial investment amount divided by the discount price, or the investor may elect to receive a portion of proceeds equal to the initial investment amount plus interest at a simple rate of 2% per annum (the "cash-out amount"). In the event of a liquidity event, the investor will be entitled to (i) receive the cash-out amount, or (ii) receive a number of shares equal to the initial investment amount divided by the liquidity price (the fair market value at the time of the liquidity event multiplied by the discount rate of 75%). If no such events occur within three years following the effective date of the agreement, the investor will be entitled to receive the cash-out amount.

In accordance with IAS 32 Financial Instruments: Presentation, the SAFE agreements were classified as financial liabilities because the Company did not have an unconditional right to avoid delivering cash or another financial asset. The SAFE liabilities were measured at fair value through profit or loss in accordance with IFRS 9 Financial Instruments, with changes in fair value recognized in profit or loss.

Following the Company’s public listing on October 16, 2025, the SAFE purchasers elected to receive cash settlement. Accordingly, the SAFE liabilities, including accrued interest at a simple annual rate of 5%, were reclassified to other payables on the listing date, with a fair value of $2,626,212 based on principal plus accrued interest. As of December 31, 2025, $1,905,291 was recorded in other payables, and $620,921 was recorded in other payables – related parties, which remained unpaid.

As of June 6, 2024, the Company completed a fundraising with aggregate gross proceeds exceeding US$10 million, thereby satisfying the equity financing event criteria defined in the applicable SAFE agreements. Pursuant to agreements with investors under the 2022 and 2023 SAFE agreements, principal amount of US$1.4 million was converted into 285,861 shares of Class A Common Shares at a conversion price of US$4.8975 per share. On the conversion date, the fair value of the related SAFE liabilities, based on a valuation performed by an independent third-party valuation specialist, was $1,866,666.

The outstanding balance of SAFE liabilities was nil as of December 31, 2025 and 2024. The Company recognized losses from changes in the fair value of financial liabilities measured at fair value through profit or loss of $76,212, $259,418 and $143,693 for the years ended December 31, 2025, 2024 and 2023, respectively.